UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     January 26, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     1736036


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADECCO SA SP ADR               Common Stocks    006754105    34487   441012 SH        SOLE                  441012        0        0
AES CORP                       Common Stocks    00130H105    33435   603786 SH        SOLE                  603786        0        0
AFLAC INCORPORATED             Common Stocks    001055102    29621   410332 SH        SOLE                  410332        0        0
AKZO NOBEL NV ADR              Common Stocks    010199305    42735   802530 SH        SOLE                  802530        0        0
AMERICA ONLINE INC             Common Stocks    02364J104     8309   238769 SH        SOLE                  238769        0        0
AMGEN INC                      Common Stocks    031162100    20200   315930 SH        SOLE                  315930        0        0
ASIA SAT TELE HLDG 10SH 1ADS   Common Stocks    04516X106     9225   452750 SH        SOLE                  452750        0        0
BED BATH & BEYOND INC          Common Stocks    075896100    16638   743591 SH        SOLE                  743591        0        0
Centerspan                     Common Stocks    152012100     1541   137700 SH        SOLE                  137700        0        0
CHINA MOBILE HONG KONG LTD ADR Common Stocks    16941M109    21902   807420 SH        SOLE                  807420        0        0
CISCO SYS INC                  Common Stocks    17275R102    23755   621033 SH        SOLE                  621033        0        0
CITIGROUP INC                  Common Stocks    172967101    28534   558808 SH        SOLE                  558808        0        0
COMVERSE TECHNOLOGY INC        Common Stocks    205862402    19317   177828 SH        SOLE                  177828        0        0
CONCORD EFS INC                Common Stocks    206197105    33647   765803 SH        SOLE                  765803        0        0
Consumer Portfolio Services    Common Stocks    210502100      395   275000 SH        SOLE                  275000        0        0
DASSAULT SYSTEMS SA ADS        Common Stocks    237545108    46443   701018 SH        SOLE                  701018        0        0
DELL COMPUTER CORP             Common Stocks    247025109     7417   425330 SH        SOLE                  425330        0        0
EISAI CO LTD SPON ADR          Common Stocks    282579309    50995  1489532 SH        SOLE                 1489532        0        0
ELAN PLC ADR                   Common Stocks    284131208    59294  1266622 SH        SOLE                 1266622        0        0
EMBRATEL PART SA ADR           Common Stocks    29081N100    18991  1210597 SH        SOLE                 1210597        0        0
EMC CORP MASS                  Common Stocks    268648102    30758   462529 SH        SOLE                  462529        0        0
EPCOS A G                      Common Stocks    29410P107    35510   420232 SH        SOLE                  420232        0        0
FAMILY DOLLAR STORES           Common Stocks    307000109    20801   970290 SH        SOLE                  970290        0        0
FANNIE MAE                     Common Stocks    313586109    26102   300885 SH        SOLE                  300885        0        0
FRESENIUS MEDICAL CARE AG      Common Stocks    358029106    24422   898274 SH        SOLE                  898274        0        0
GENERAL ELECTRIC CO            Common Stocks    369604103    20931   436636 SH        SOLE                  436636        0        0
GUCCI GROUP NV                 Common Stocks    401566104    46755   528297 SH        SOLE                  528297        0        0
GUIDANT CORP                   Common Stocks    401698105    19229   356508 SH        SOLE                  356508        0        0
ING GROEP NV ADR               Common Stocks    456837103    45114   563039 SH        SOLE                  563039        0        0
INTEL CORP                     Common Stocks    458140100    16650   553847 SH        SOLE                  553847        0        0
JDS UNIPHASE CORP              Common Stocks    46612J101     6622   158857 SH        SOLE                  158857        0        0
JOHNSON ELEC HLDG LTD ADR      Common Stocks    479087207    18374  1259168 SH        SOLE                 1259168        0        0
KONINKLIJKE AHOLD NV ADS       Common Stocks    500467303    41595  1279826 SH        SOLE                 1279826        0        0
KONINKLIJKE PHIL EL SP ADR NEW Common Stocks    500472303    48809  1346446 SH        SOLE                 1346446        0        0
KOREA TELECOM                  Common Stocks    50063P103    22289   719008 SH        SOLE                  719008        0        0
KYOCERA CP ADR                 Common Stocks    501556203    23216   218630 SH        SOLE                  218630        0        0
LUXOTTICA GROUP SPA SPON ADR   Common Stocks    55068R202    40356  2934988 SH        SOLE                 2934988        0        0
MAGYAR TAVKOZLESIRT            Common Stocks    559776109    24213  1184704 SH        SOLE                 1184704        0        0
MBNA CORP                      Common Stocks    55262L100    35830   970023 SH        SOLE                  970023        0        0
NOKIA CP ADR                   Common Stocks    654902204    62972  1447616 SH        SOLE                 1447616        0        0
OMNICOM GROUP                  Common Stocks    681919106    29597   357127 SH        SOLE                  357127        0        0
ORACLE CORP                    Common Stocks    68389X105    25089   863266 SH        SOLE                  863266        0        0
ORIX CORP                      Common Stocks    686330101    39746   823752 SH        SOLE                  823752        0        0
PEARSON PLC SP ADR             Common Stocks    705015105    41911  1778696 SH        SOLE                 1778696        0        0
PFIZER INC                     Common Stocks    717081103    41407   900161 SH        SOLE                  900161        0        0
RADIOSHACK CORP                Common Stocks    750438103    17638   411977 SH        SOLE                  411977        0        0
Reunion Industries             Common Stocks    761312107      217   157700 SH        SOLE                  157700        0        0
SAFEWAY INC COM NEW            Common Stocks    786514208    28990   463830 SH        SOLE                  463830        0        0
SAP AG ADR                     Common Stocks    803054204      539    16000 SH        SOLE                   16000        0        0
SCHERING PLOUGH CORP           Common Stocks    806605101    23067   406460 SH        SOLE                  406460        0        0
Seattle Filmworks              Common Stocks    812572105      504   584694 SH        SOLE                  584694        0        0
STMICROELECTRONICS NV          Common Stocks    861012102    47688  1113888 SH        SOLE                 1113888        0        0
SUN MICROSYSTEMS INC           Common Stocks    866810104    20707   742849 SH        SOLE                  742849        0        0
TELEFONICA DE ESPANA SA ADR    Common Stocks    879382208    41602   832047 SH        SOLE                  832047        0        0
TELEFONOS DE MX SA DE CV ADR   Common Stocks    879403780    23419   518976 SH        SOLE                  518976        0        0
TEVA PHARMACEUTICALS IND ADR   Common Stocks    881624209    27438   374572 SH        SOLE                  374572        0        0
TNT POST GRP N  V ADR          Common Stocks    888742103    38803  1579745 SH        SOLE                 1579745        0        0
TYCO INTERNATIONAL LTD NEW     Common Stocks    902124106    35925   647291 SH        SOLE                  647291        0        0
UNITED MICROELECTRONICS DEP SH Common Stocks    910873207    11879  1439855 SH        SOLE                 1439855        0        0
VODAFONE GP PLC ADS            Common Stocks    92857W100    48421  1352065 SH        SOLE                 1352065        0        0
WELLPOINT HLTH NET INC NEW     Common Stocks    94973H108    33132   287477 SH        SOLE                  287477        0        0
WPP GROUP PLC ADR NEW          Common Stocks    929309300    23306   371034 SH        SOLE                  371034        0        0
XILINX INC                     Common Stocks    983919101    17582   381175 SH        SOLE                  381175        0        0

